Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 6	$ 18	$ 34
Hedging transaction assets	326		225
Prepaid expenses	2,398	1,793	1,466
Other current assets	268	267	358
Prepaid expenses and other current assets	$ 2,998	$ 2,078	$ 2,083